Organization and Business Operations (Details)				12 Months Ended
	Apr. 14, 2021 USD ($) $ / shares shares	Mar. 04, 2021 USD ($) $ / shares shares	Dec. 28, 2020 item	Dec. 31, 2022 USD ($) item $ / shares shares	Dec. 31, 2021 USD ($)	Oct. 31, 2020 USD ($)
Organization and Business Operations
Condition for future business combination number of businesses minimum | item			1
Number of shares in a unit | shares		1
Transaction costs				$ 782,812		$ 23,731,835
Underwriting commissions				762,300		8,400,000
Deferred underwriters' commissions						14,700,000
Other offering costs				$ 20,512		$ 631,835
Percentage of redemption required if business combination is not completed by specified date				100.00%
Threshold business combination fair market value as percent of Trust assets				80.00%
Minimum net tangible assets of the target.				$ 5,000,001
Redemption period upon closure				10 days
Maximum allowed dissolution expenses				$ 100,000
Cash held in operating bank accounts				107,773	$ 149,845
Working capital deficit				(7,089,334)	(1,815,006)
Proceeds received from related party to cover certain expense payments in exchange for shares issued				25,000
Maximum borrowing capacity of related party promissory note				300,000
Borrowings outstanding				$ 1,500,000
Private Warrants
Organization and Business Operations
Additional units sold of shares | shares	100,000
Sale of Private Placement Warrants (in shares) | shares				12,400,000
Public Warrants
Organization and Business Operations
Exercise price of warrants | $ / shares				$ 10.00
Initial Public Offering
Organization and Business Operations
Condition for future business combination number of businesses minimum | item				1
Sale of Units in Initial Public Offering (in shares) | shares		42,000,000
Number of shares in a unit | shares				1
Number of warrants in a unit | shares		1
Exercise price of warrants | $ / shares				$ 11.50
Price per share | $ / shares	$ 10.00	$ 10.00		$ 10.00
Proceeds from issuance initial public offering, gross				$ 425,000,000
Additional units sold of value	$ 5,000,000
Transaction costs				24,012,335
Underwriting commissions				8,500,000
Deferred underwriters' commissions				14,875,000
Other offering costs				$ 637,335
Payments for investment of cash in Trust Account		$ 420,000,000
Number of shares issuable per warrant | shares		0.33
Private Placement | Private Warrants
Organization and Business Operations
Price per warrant | $ / shares	$ 1.00			$ 1.00
Exercise price of warrants | $ / shares	$ 11.50
Sale of Private Placement Warrants (in shares) | shares		12,400,000
Proceeds from issuance of warrants	$ 12,500,000			$ 12,500,000
Number of shares issuable per warrant | shares	1
Over-allotment option
Organization and Business Operations
Sale of Units in Initial Public Offering (in shares) | shares	500,000	6,300,000
Transaction costs	$ 280,500
Underwriting commissions	100,000
Deferred underwriters' commissions	175,000
Other offering costs	$ 5,500
Over-allotment option | Private Warrants
Organization and Business Operations
Sale of Private Placement Warrants (in shares) | shares	100,000
Working capital loans
Organization and Business Operations
Borrowings outstanding				$ 1,500,000	$ 0
Class A common stock | Initial Public Offering
Organization and Business Operations
Additional units sold of shares | shares	500,000
Number of shares in a unit | shares		1		1
Price per warrant | $ / shares				$ 0.0001
Exercise price of warrants | $ / shares		$ 11.50